Revenue Revenue - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) contract vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract			2
Total revenues	$ 202,277	$ 171,659	$ 434,778	$ 340,124
Number Of Vessels | vessel			2		8
Operating leases, future minimum payments receivable	8,300		$ 8,300		$ 6,300
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,456	$ 17,384	$ 4,866	$ 39,494
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel			1		2